Fair Value Measurements - Summary of Changes in Fair Value of Warrants (Details) - Warrant - USD ($)	2 Months Ended	3 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of liability, beginning balance	$ 23,747,676	$ 14,692,363
Recognized gain (loss) on change in fair value	9,055,313	(7,904,720)
Fair value of liability, ending balance	14,692,363	22,597,083
Public Warrant Liability
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of liability, beginning balance	12,880,575	7,927,238
Recognized gain (loss) on change in fair value	4,953,337	(4,147,762)
Fair value of liability, ending balance	7,927,238	12,075,000
Private Placement Warrant Liability
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of liability, beginning balance	9,358,640	5,759,693
Recognized gain (loss) on change in fair value	3,598,947	(3,013,640)
Fair value of liability, ending balance	5,759,693	8,773,333
Forward Purchase Warrant Liability
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of liability, beginning balance	1,508,461	1,005,432
Recognized gain (loss) on change in fair value	503,029	(743,318)
Fair value of liability, ending balance	$ 1,005,432	$ 1,748,750